UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-09709
Highland Floating Rate Advantage Fund
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 900
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 900
Dallas, Texas 75240
(Name and address of agent for service)
registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: August 31
Date of reporting period: February 28, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

Highland Floating Rate Advantage Fund
TABLE OF CONTENTS

Fund Profile	1
Financial Statements	2
Investment Portfolio	3
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Statement of Cash Flows	16
Financial Highlights	17
Notes to Financial Statements	21
Additional Information	30
Important Information About This Report	32
Economic and market conditions change frequently.
There is no assurance that the trends described in this report will continue or commence.
A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE
Highland Floating Rate Advantage Fund
Objective
The Fund seeks to provide a high level of current income, consistent with preservation of capital.
Net Assets as of February 28, 2009
$762.6 million
Portfolio Data as of February 28, 2009
The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its investment portfolio will change over time.
Quality Breakdown as of 02/28/09 (%)*

A	0.1
Baa	0.2
Ba	17.1
B	41.8
Caa	29.5
Ca	0.5
N/R	10.8
Top 5 Sectors as of 02/28/09 (%)*

Healthcare	15.5
Gaming/Leisure	14.9
Cable/Wireless Video	6.9
Diversified Media	4.9
Broadcasting	4.5
Top 10 Holdings as of 02/28/09 (%)*

Fontainebleau Florida Hotel, LLC (Senior Loans)	5.3
Broadstripe, LLC (Senior Loans)	4.2
Lake at Las Vegas Joint Venture, Term Loan (DIP) (Senior Loans)	3.2
Sacher Funding Ltd. (Foreign Denominated Senior Loan)	2.7
CCS Medical, Inc. (Senior Loans)	2.7
Talecris Biotherapeutics Holdings Corp. (Senior Loans)	1.9
Westgate Investments, LLC (Senior Loans)	1.7
Lake at Las Vegas Joint Venture, Term Loan, PIK (Senior Loans)	1.6
HCA, Inc. (Senior Loans)	1.3
IM US Holdings, LLC (Senior Loans)	1.3

*	Quality is calculated as a percentage of total senior loans, notes and bonds. Sectors and holdings are calculated as a percentage of total assets.
Semi-Annual Report  |  1

FINANCIAL STATEMENTS

February 28, 2009	Highland Floating Rate Advantage Fund

A guide to understanding the Fund’s financial statements

Investment Portfolio	The Investment Portfolio details all of the Fund’s holdings and their value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the Fund and the expenses accrued by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations.

Statements of Changes in Net Assets	These statements demonstrate how the Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distributions reinvestments) during the reporting period. The Statements of Changes in Net Assets also detail changes in the number of shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund, certain of its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.
2  |  Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

February 28, 2009	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
Senior Loans (a) - 91.6%

AEROSPACE - 3.0%
	AWAS Capital, Inc.
5,239,034	Second Lien Term Loan, 7.50%, 03/15/13	2,051,920
	Continental Airlines, Inc.
1,714,286	Tranche A-1 Term Loan, 5.56%, 06/01/11	1,037,143
4,285,714	Tranche A-2 Term Loan, 5.56%, 06/01/11	2,592,857
	Delta Air Lines, Inc.
990,000	Credit-Linked Deposit Loan, 2.33%, 04/30/12	750,539
8,865,000	Second Lien Term Loan, 3.70%, 04/30/14	4,454,663
4,191,482	Term Loan Equipment Notes, 4.97%, 09/29/12	2,389,145
	IAP Worldwide Services, Inc.
2,717,456	First Lien Term Loan, 8.25%, 12/30/12	1,512,699
3,608,978	Second Lien Term Loan, PIK, 10.50%, 06/28/13	781,921
	US Airways Group, Inc.
15,170,000	Term Loan, 3.02%, 03/21/14	6,985,785

		22,556,672

BROADCASTING - 3.7%
	All3Media Intermediate Ltd.
4,874,517	Facility B1, 2.85%, 08/31/14	3,339,044
	ComCorp Broadcasting, Inc.
228,545	Revolving Loan, 7.75%, 10/03/12 (b) (c)	111,987
2,285,452	Term Loan, 7.75%, 04/03/13 (b) (c)	1,119,871
	Univision Communications, Inc.
20,081,410	Initial Term Loan, 2.73%, 09/29/14	9,267,571
4,623,000	Second Lien Loan, 2.98%, 03/29/09	4,178,036
	Young Broadcasting, Inc.
27,689,047	Term Loan, 4.75%, 11/03/12 (d)	10,487,227

		28,503,736

CABLE/WIRELESS VIDEO - 7.3%
	Broadstripe, LLC
49,810,348	First Lien Term Loan PIK, 9.25%, 06/30/11 (b) (d)	39,404,967
1,428,203	Revolving Loan, 10.34%, 06/30/11 (b) (d) (e)	1,129,851
2,012,918	Knology, Inc. Term Loan, 2.66%, 06/30/12	1,690,851
	Northland Cable Television, Inc.
4,850,000	First Lien Term Loan B, 4.45%, 12/22/12	4,001,250
6,000,000	Second Lien Term Loan, 8.41%, 06/22/13	4,350,000
	Virgin Media Investment Holdings Ltd.
5,880,800	B4 Facility, 3.13%, 09/03/12	5,380,932

		55,957,851

CHEMICALS - 1.1%
	Brenntag Holding GmbH & Co.
1,000,000	Second Lien Facility 2, 5.50%, 07/17/15	615,000
	Georgia Gulf Corp.
8,581,097	Term Loan, 7.91%, 10/03/13	4,319,209
	Tronox Worldwide LLC Revolving Credit Loan,
5,946,055	5.93%, 11/28/10 (e)	3,716,284

		8,650,493

CONSUMER DURABLES - 0.3%
	Rexair LLC
2,787,485	First Lien Term Loan, 5.71%, 06/30/10	2,229,988

CONSUMER NON-DURABLES - 0.3%
	BioTech Research Labs/Philosophy Merger Sub, Inc.
3,898,212	First Lien Term Loan, 2.48%, 03/16/14	2,377,909

DIVERSIFIED MEDIA — 4.3%
	Cinemark USA, Inc.
8,714,294	Term Loan, 2.49%, 10/05/13	7,812,539
	Clarke American Corp.
9,850,000	Tranche B Term Loan, 3.48%, 06/30/14	5,926,450
	Cydcor, Inc.
5,950,000	First Lien Tranche B Term Loan, 9.00%, 02/05/13	4,760,000
	DTN, Inc.
6,095,366	Tranche C Term Loan, 6.70%, 03/10/13	5,191,179
	Endurance Business Media, Inc.
2,742,230	Term Loan, 4.75%, 07/26/13	1,796,160
	Metro-Goldwyn-Mayer, Inc.
11,624,780	Tranche B Term Loan, 4.25%, 04/09/12	5,323,219
	Readers Digest Association, Inc.
1,465,000	Revolving Credit Loan, 2.81%, 03/02/13 (e)	505,424
	Tribune Co.
5,610,682	Initial Tranche B Advance, 5.25%, 06/04/14 (d)	1,494,742

		32,809,713

ENERGY - 2.8%
	Alon USA Energy, Inc.
196,244	Edgington Facility, 3.43%, 08/05/13	78,497
1,569,949	Paramount Facility, 2.90%, 08/05/13	627,979
	Coffeyville Resources, LLC
770,589	Funded Letter of Credit, 8.75%, 12/28/10	570,236
2,481,900	Tranche D Term Loan, 8.75%, 12/30/13	1,836,606
	III Exploration II LP
2,000,000	Second Lien Loan, 6.95%, 04/29/14	900,000
	Monitor US Finco, Inc.
919,772	Second Lien Term Loan, 17.20%, 01/11/15 (b) (d)	18,763
	Panda Hereford Ethanol, L.P.
5,000,000	Tranche A Term Loan, 11.00%, 07/28/13 (d)	3,250,000
See accompanying Notes to Financial Statements.  |  3

INVESTMENT PORTFOLIO (unaudited) (continued)

February 28, 2009	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

ENERGY (continued)
	Resolute Aneth, LLC
10,714,286	Second Lien Term Loan, 5.68%, 06/26/13	6,696,429
	Value Creation, Inc.
12,745,002	Term Loan PIK, 12.50%, 02/05/10	5,735,251
	Venoco, Inc.
2,966,913	Second Lien Term Loan, 5.25%, 05/07/14	1,405,575

		21,119,336

FINANCIAL - 0.7%
	Checksmart Financial Co.
2,500,000	Second Lien Term Loan, 5.98%, 05/01/13 (d)	312,500
	HUB International Ltd.
1,072,293	Delayed Draw Term Loan, 3.96%, 06/13/14	773,842
4,764,713	Initial Term Loan, 3.96%, 06/13/14	3,438,550
	Online Resources Corp.
887,500	Term Loan, 2.98%, 02/21/12	714,437

		5,239,329

FOOD/TOBACCO — 2.9%
	Aramark Canada Ltd.
4,900,000	Canadian Term Loan, 3.33%, 01/26/14	4,116,000
	DS Waters of America, Inc.
2,773,333	Term Loan, 2.71%, 10/29/12	1,941,333
	Sturm Foods, Inc.
4,470,997	Initial First Lien Term Loan, 3.75%, 01/31/14	2,626,711
	Wm Wrigley Jr. Co.
8,200,000	Tranche B Term Loan, 6.50%, 10/06/14	8,131,284
	WM.Bolthouse Farms, Inc.
5,813,940	First Lien Term Loan, 2.69%, 12/16/12	4,970,919

		21,786,247

FOREST PRODUCTS/CONTAINERS - 0.8%
	Boise Paper Holdings, LLC
6,000,000	Second Lien Term Loan, 9.25%, 02/23/15	1,989,960
	Inuit US Holdings, Inc.
4,504,824	Facility B2, 2.85%, 06/30/15	2,151,053
4,495,176	Facility C2, 3.10%, 06/13/16	2,168,922

		6,309,935

GAMING/LEISURE - 18.0%
	Drake Hotel Acquisition
6,041,285	B Note 1, 8.27% (b) (d)	3,303,979
	Fontainebleau Florida Hotel, LLC
57,500,000	Tranche C Term Loan, 8.00%, 06/06/12	48,875,000
	Fontainebleau Las Vegas, LLC
4,666,667	Initial Term Loan, 5.44%, 06/06/14	1,205,587
	Ginn LA Conduit Lender, Inc.
14,595,267	First Lien Tranche A Credit-Linked Deposit, 8.50%, 06/08/11 (d) (f)	1,800,034
31,288,508	First Lien Tranche B Term Loan, 9.50%, 06/08/11 (d) (f)	3,858,812
7,000,000	Second Lien Term Loan, 12.50%, 06/08/12 (d)	179,340
	Green Valley Ranch Gaming LLC
4,560,000	Second Lien Term Loan, 3.70%, 08/16/14	478,800
	Kuilima Resort Co.
6,314,130	First Lien Term Loan, 9.50%, 09/30/10 (d)	2,367,799
	Lake at Las Vegas Joint Venture
15,790,009	Revolving Loan Credit-Linked Deposit Account, 14.35%, 06/20/12 (d)	552,650
29,991,997	Term Loan (DIP), 9.91%, 07/16/09	29,991,997
147,510,120	Term Loan, PIK, 14.35%, 06/20/12 (d)	14,549,202
	Pivotal Promontory, LLC
6,569,651	First Lien Term Loan, 10.12%, 08/31/10 (d)	3,284,826
	Revel Entertainment Group, LLC
8,000,000	First Lien Term Loan, 4.98%, 05/30/09 (b)	7,363,200
	Tamarack Resort, LLC
332,579	Term Loan, 6.95%, 04/17/09	332,779
3,196,689	Tranche A Credit-Linked Deposit, 2.60%, 05/19/11 (d)	1,278,675
4,723,108	Tranche B Term Loan, 11.75%, 05/19/11 (d)	1,889,243
	WAICCS Las Vegas 3 LLC
13,000,000	First Lien Term Loan, 3.98%, 07/30/09	9,750,000
13,000,000	Second Lien Term Loan, 9.48%, 07/30/09	5,200,000
	Yellowstone Mountain Club, LLC
3,541,907	First Lien Term Loan, 5.55%, 09/30/10 (d)	1,068,487

		137,330,410

HEALTHCARE - 18.0%
	Aveta, Inc.
4,054,673	MMM Original Term Loan, 08/22/11 (g)	3,248,807
602,341	NAMM New Term Loan, 08/22/11 (g)	482,626
1,085,390	NAMM Original Term Loan, 08/22/11 (g)	869,668
3,322,897	PHMC Acquisition Term Loan, 08/22/11 (g)	2,662,471
	CCS Medical, Inc.
43,160,679	First Lien Term Loan, 4.71%, 09/30/12	25,119,515
4,750,000	Second Lien Term Loan, 9.46%, 03/30/13	1,805,000
	CHG Cos., Inc./CHG Medical Staffing, Inc.
3,827	First Lien Term Loan B, 2.98%, 12/20/12	3,233
	Danish Holdco A/S
3,365,689	Facility B5, 3.58%, 05/29/15	1,598,702
4  |  See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

February 28, 2009	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

HEALTHCARE (continued)
	Danish Holdco A/S
2,500,000	Facility D, 5.21%, 11/30/16	843,750
	Fenwal, Inc.
912,763	Delayed Draw First Lien Term Loan, 3.51%, 02/28/14	631,322
5,380,740	Initial First Lien Term Loan, 3.51%, 02/28/14	3,721,643
	Graceway Pharmaceuticals, LLC
6,500,000	Mezzanine Loan, 9.71%, 11/01/13	1,625,000
2,954,546	Second Lien Term Loan, 7.96%, 05/03/13	834,659
	HCA, Inc.
895,706	Tranche A-1 Term Loan, 3.46%, 11/17/12	785,570
14,528,595	Tranche B-1 Term Loan, 3.71%, 11/18/13	12,261,553
	IM US Holdings, LLC
13,525,000	First Lien Term Loan, 2.85%, 06/26/14	12,071,063
1,000,000	Second Lien Term Loan, 4.70%, 06/26/15	826,660
	LifeCare Holdings
11,393,667	Term Loan, 5.43%, 08/11/12	6,978,621
	Mylan, Inc.
6,888,280	U.S. Tranche B Term Loan, 10/02/14 (g)	6,408,588
	Nyco Holdings 3 ApS
9,109,858	Facility B2, 3.73%, 12/29/14	6,486,948
9,109,858	Facility C2, 4.48%, 12/29/15	6,551,537
	Physiotherapy Associates, Inc./ Benchmark Medical, Inc.
1,500,000	Second Lien Term Loan, 12.00%, 12/31/13	675,000
4,425,022	Term Loan, 7.50%, 06/28/13	2,809,889
	Select Medical Corp.
2,947,500	Additional Tranche B Term Loan, 3.25%, 02/24/12	2,385,648
11,051,167	Tranche B Term Loan, 3.25%, 02/24/12	8,944,593
	Talecris Biotherapeutics Holdings Corp.
19,529,700	First Lien Term Loan, 4.74%, 12/06/13	18,064,973
9,500,000	Second Lien Term Loan, 7.74%, 12/06/14	8,146,250
	Triumph Healthcare Second Holdings LLC
760,042	First Lien Term Loan, 3.73%, 07/28/13	606,134

		137,449,423

HOUSING - 4.9%
	Atrium Cos., Inc.
7,989,971	Closing Date Term Loan, PIK, 12.50%, 05/31/12	2,064,129
	Custom Building Products, Inc.
2,364,538	First Lien Term Loan, 8.00%, 10/29/11	1,710,365
	Giraffe Intermediate, LLC
2,143,382	Mezzanine Note A-1, 2.21%, 08/09/10 (b)	1,419,133
	Kyle Acquisition Group LLC
1,692,857	Facility B, 6.00%, 07/20/09 (d)	186,214
1,307,143	Facility C, 6.00%, 07/20/11 (d)	120,911
	LBREP/L-Suncal Master I, LLC
4,848,813	First Lien Term Loan, 6.25%, 01/18/10 (d)	193,952
	MPH Mezzanine II, LLC
4,500,000	Mezzanine 2B, 7.48% (b) (d)	—
	MPH Mezzanine III, LLC
2,850,000	Mezanine 3, 8.48% (b) (d)	—
	MPO Intermediate LLC
606,618	Mezzanine Note A-1, 2.21%, 08/09/09 (b)	401,642
	November 2005 Land Investors, LLC
1,554,761	First Lien Term Loan, 6.48%, 05/09/11	932,856
	Pacific Clarion, LLC
10,891,261	Term Loan, 15.00% (b) (d) (h)	1,810,128
	Roofing Supply Group, LLC
2,842,611	Term Loan PIK, 9.25%, 08/24/13	1,606,075
	Universal Building Products, Inc.
1,846,498	Term Loan, 4.55%, 04/28/12	1,181,759
	Westgate Investments, LLC
18,759,189	Senior Secured Loan, PIK, 13.00%, 09/25/10 (h)	15,945,311
4,873,131	Third Lien Term Loan, 11.47%, 06/30/15 (e) (h)	2,680,222
	Weststate Land Partners, LLC
4,000,000	First Lien Term Loan, 6.25% (d)	2,300,000
	Withers Preserve MB-I
4,237,189	B-Note, 5.95%, 07/01/09 (b)	3,257,127
	Woodlands Commercial Properties Co., LP
400,000	Secured Term Loan, 2.62%, 08/29/09	354,000
	Woodlands Land Development Co., LP
1,600,000	Secured Term Loan, 2.62%, 08/29/09	1,416,000

		37,579,824

INFORMATION TECHNOLOGY - 3.2%
	Applied Systems, Inc.
1,376,278	Term Loan, 3.92%, 09/26/13	1,039,090
	Aspect Software, Inc.
2,545,000	Second Lien Term Loan, 8.31%, 07/11/12	827,125
	Freescale Semiconductor, Inc.
7,256	Term Loan, 3.93%, 11/29/13	3,117
	Infor Enterprise Solutions Holdings, Inc.
5,724,627	Delayed Draw Term Loan, 5.21%, 07/30/12	3,434,776
10,972,202	Initial U.S. Term Loan, 5.21%, 07/30/12	6,583,321
	SCS Holdings II, Inc.
2,355,858	First Lien Term Loan, 4.21%, 11/30/12	1,531,307
See accompanying Notes to Financial Statements.  |  5

INVESTMENT PORTFOLIO (unaudited) (continued)

February 28, 2009	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

INFORMATION TECHNOLOGY (continued)
	SCS Holdings II, Inc.
2,000,000	Second Lien Term Loan, 7.46%, 05/30/13	600,000
	Serena Software, Inc.
4,779,130	Term Loan, 3.10%, 03/10/13	2,604,626
	SunGard Data Systems, Inc.
3,990,000	Incremental Term Loan, 6.75%, 02/28/14	3,770,550
	Verint Systems, Inc.
6,446,154	Term Loan, 3.71%, 05/25/14	3,964,385

		24,358,297

MANUFACTURING - 3.0%
	Acument Global Technologies, Inc.
1,955,000	Term Loan, 4.96%, 08/11/13	928,625
	Brand Energy & Infrastructure Services, Inc.
2,947,500	First Lien Term Loan B, 3.75%, 02/07/14	1,827,450
	FCI International S.A.S.
507,929	Facility B2A, 4.15%, 11/01/13	308,567
507,929	Facility B3C, 4.15%, 11/01/13	368,249
	FCI SA
488,995	Facility B2B, 4.15%, 11/02/13	354,521
488,995	Facility B4B, 4.15%, 11/02/14	354,521
	FCI USA, Inc.
996,924	Facility B1, 4.15%, 11/02/13	722,770
996,924	Facility B5B, 4.15%, 11/02/14	722,770
	Hillman Group, Inc.
4,851,661	Term Loan B, 4.10%, 03/31/11	4,123,912
	Manitowoc Co., Inc.
3,000,000	Term Loan B, 6.50%, 08/25/14	2,277,510
	Matinvest 2 SAS / Butterfly Wendal US, Inc.
2,159,172	B-2 Facility, 2.70%, 06/22/14	1,543,808
2,158,474	C-2 Facility, 3.20%, 06/22/15	1,554,101
	Ridgefield Acquisition Sarl
4,671,923	Facility B3, 5.88%, 03/30/15	2,826,513
4,671,923	Facility C3, 6.38%, 03/28/16	2,838,193
	United Central Industrial Supply Co., LLC
2,890,186	Term Loan, 3.17%, 03/31/12	2,398,854

		23,150,364

METALS/MINERALS - 2.0%
	Algoma Steel, Inc.
2,111,613	Term Loan, 2.92%, 06/20/13	1,293,363
	Euramax International Holdings B.V.
1,666,184	European Second Lien Term Loan, 13.00%, 06/29/13	291,582
	Euramax International, Inc.
4,213,066	Domestic Second Lien Term Loan, 13.00%, 06/29/13	716,221
3,947,330	Domestic Term Loan, 8.75%, 06/29/12	1,480,249
	JW Aluminum Co.
3,000,000	Second Lien Term Loan, 7.23%, 12/16/13	450,000
	Murray Energy Corp.
11,876,780	First Lien Tranche B Term Loan, 6.94%, 01/28/10	10,689,102

		14,920,517

RETAIL - 1.8%
	Burlington Coat Factory Warehouse Corp.
2,146,881	Term Loan, 2.73%, 05/28/13	790,997
	Dollar General Corp.
7,000,000	Tranche B-2 Term Loan, 07/07/14 (g)	5,811,960
	Home Interiors & Gifts, Inc.
35,391,765	Initial Term Loan, 8.00%, (b) (d) (i)	668,904
	Spirit Finance Corp.
17,500,000	Term Loan, 4.17%, 08/01/13	5,643,750
	Sports Authority, Inc., The
1,462,500	Term Loan, 3.71%, 05/03/13	762,928

		13,678,539

SERVICE - 4.6%
	Audio Visual Services Group, Inc.
4,000,000	Second Lien Loan, 6.96%, 08/28/14	400,000
	First Data Corp.
12,849,373	Initial Tranche B-1 Term Loan, 3.22%, 09/24/14	8,514,509
	FleetCor Technologies Operating Co., LLC
3,219,667	Tranche 1 Term Loan, 2.66%, 04/30/13	2,285,963
650,333	Tranche 2 Term Loan, 2.66%, 04/30/13	461,737
	NES Rentals Holdings, Inc.
9,402,849	Second Lien Permanent Term Loan, 8.00%, 07/20/13	4,066,732
	Penhall Holding Co.
2,978,045	Senior Unsecured Term Loan, PIK, 12.29%, 04/01/12	1,042,316
	Sabre, Inc.
8,857,789	Initial Term Loan, 2.88%, 09/30/14	4,271,669
	Safety-Kleen Systems, Inc.
799,877	Synthetic Letter of Credit, 2.94%, 08/02/13	713,226
2,997,204	Term Loan B, 2.94%, 08/02/13	2,672,517
	Total Safety U.S., Inc.
1,000,000	Second Lien Term Loan, 6.98%, 12/08/13	550,000
	Travelport LLC
15,000,000	Letter of Credit, 5.05%, 08/23/13	8,969,550
	Valleycrest Cos., LLC
1,851,965	New Term Loan, 4.20%, 10/04/13	1,296,375

		35,244,594

6  |  See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

February 28, 2009	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)
TELECOMMUNICATIONS - 0.6%
	Hargray Acquisition Co.,/DPC Acquisition LLC/HCP Acquisition LLC
2,000,000	Second Lien Term Loan, 6.74%, 01/29/15	1,245,000
	Knowledgepoint360 Group, LLC
1,000,000	Second Lien Term Loan, 8.24%, 04/13/15	650,000
	Level 3 Financing, Inc.
3,050,000	Term Loan, 3.28%, 03/13/14	2,251,266
	NATG Holdings, LLC
111,543	Term Loan A, 6.75%, 01/23/09 (d)	8,923
82,499	Term Loan B-1, 7.25%, 01/23/10 (d)	8,250
9,116	Tranche A Credit-Linked Certificate of Deposit, 6.08% (b) (d)	—

		4,163,439

TRANSPORTATION — AUTOMOTIVE - 1.9%
	Delphi Corp.
5,626,940	Initial Tranche C Term Loan DIP, 10.50%, 06/30/09 (d)	972,673
573,060	Subsequent Tranche C Loan DIP, 10.50%, 06/30/09 (d)	99,059
	Ford Motor Co.
1,831,896	Term Loan, 5.00%, 12/15/13	602,749
	Key Safety Systems, Inc.
18,820,783	First Lien Term Loan, 3.44%, 03/08/14	8,139,989
2,000,000	Second Lien Term Loan, 5.84%, 09/08/14	390,000
	Motor Coach Industries International, Inc.
1,287,444	Second Lien Term Loan, PIK, 12.75%, 12/01/09	708,094
1,472,652	Tranche A, DIP, 12.75%, 09/16/09	1,178,122
1,055,544	Tranche B, DIP, 15.25%, 09/16/09 (b)	814,669
	Remy International, Inc.
2,936,791	First Lien Tranche B Term Loan, 6.96%, 12/06/13	1,732,707

		14,638,062

TRANSPORTATION — LAND TRANSPORTATION - 0.2%
	JHT Holdings, Inc.
17,491	Second Lien Term Loan, 12.50%, 10/24/13 (b)	8,348
	SIRVA Worldwide, Inc.
852,143	Revolving Credit Loan (Exit Finance), 3.55%, 05/12/12 (e)	387,725
3,471,894	Second Lien Term Loan PIK, 12.00%, 05/12/15	347,189
1,633,838	Term Loan (Exit Finance), 9.50%, 05/12/12	825,088

		1,568,350

UTILITY - 5.1%
	Bosque Power Co., LLC
9,464,261	Term Loan, 7.03%, 01/16/15	6,412,037
	Calpine Corp.
5,969,849	First Priority Term Loan, 4.34%, 03/29/14	4,328,141
	Coleto Creek Power, LP
512,291	First Lien Synthetic Letter of Credit, 4.21%, 06/28/13	359,884
8,175,900	First Lien Term Loan, 4.21%, 06/28/13	5,743,569
5,850,000	Second Lien Term Loan, 5.46%, 06/28/13	3,656,250
	EBG Holdings LLC
3,713,096	Mezzanine, 7.48%, 12/20/16	391,954
	Entegra TC LLC
5,679,675	Third Lien Term Loan, 7.46%, 10/19/15	1,814,656
	GBGH, LLC
4,039,797	Advance First Lien Term Loan PIK, 11.50%, 08/07/13 (b) (d)	1,924,155
	Longview Power, LLC
1,125,000	Construction Loan, 4.09%, 08/31/11	810,000
2,000,000	Synthetic Revolving Loan, 3.75%, 02/28/14	1,358,260
	Mach Gen LLC
6,866,799	Term C Loan, 8.76%, 02/22/15	4,274,583
	Texas Competitive Electric Holdings Co., LLC
7,854,022	Initial Tranche B-2 Term Loan, 3.95%, 10/10/14	4,883,788
	TPF Generation Holdings, LLC
4,000,000	Second Lien Term Loan, 5.71%, 12/15/14	2,726,640

		38,683,917

WIRELESS COMMUNICATIONS - 1.1%
	Cricket Communications, Inc.
1,168,864	Term B Loan, 6.50%, 06/16/13	1,091,789
	DPI Holdings, LLC
1,935,000	Term Loan, 5.75%, 09/30/10 (b)	1,396,489
	MetroPCS Wireless, Inc.
6,295,695	Tranche B Term Loan, 3.19%, 11/03/13	5,496,143

		7,984,421

	Total Senior Loans (Cost $1,281,280,108)	698,291,366

Principal Amount
Foreign Denominated Senior Loans (a) - 12.4%

AUSTRALIA - 1.6%
AUD
	PBL Media Group Ltd.
2,790,881	Facility A Term Loan, 5.25%, 12/31/12	896,311
12,545,336	Facility B, Tranche 1, 5.50%, 02/07/13	4,007,300
	SMG H5 Pty., Ltd.
19,330,781	Facility A Term Loan, 8.86%, 12/24/12	6,946,587

		11,850,198

See accompanying Notes to Financial Statements.  |  7

INVESTMENT PORTFOLIO (unaudited) (continued)

February 28, 2009	Highland Floating Rate Advantage Fund

Principal Amount		Value ($)
Foreign Denominated Senior Loans (continued)

AUSTRIA - 3.3%
EUR
	Sacher Funding Ltd.
32,946,329	Euro Term Loan, PIK, 7.33%, 05/14/14	25,524,544

DENMARK - 0.2%
EUR
	Nyco Holdings 3 ApS
2,000,000	Second Lien Facility D, 7.99%, 06/29/16	1,365,305

FRANCE - 0.4%
EUR
	Vivarte
1,811,750	Acquisition Facility, 1.75%, 03/08/16 (e)	1,003,818
	Ypso Holding SA
914,552	Eur C (Acq) Facility, 4.30%, 12/31/15	690,400
1,717,724	Eur C (Recap) Facility, 4.30%, 12/31/15	1,293,513

		2,987,731

GERMANY - 0.7%
EUR
	CBR Fashion GmbH
4,500,000	Second Lien Facility, 5.55%, 10/19/16	2,028,906
	Kabel Baden Wurttemburg GmbH & Co. KG
1,076,284	Term B Facility, 5.83%, 06/09/14	1,039,855
1,076,284	Term C Facility, 6.33%, 06/09/15	1,045,705
	Lavena Holding 3 GmbH
6,781,978	Facility D, 5.96%, 09/02/16	538,341
6,690,918	Mezzanine Facility, PIK, 14.93%, 03/06/17	482,505
	Schieder Mobel Holding, GmbH
484,213	Delayed Draw Term Loan, 15.44%, 07/20/09 (d)	119,920

		5,255,232

IRELAND - 0.1%
EUR
	BCM Ireland Holdings Ltd.
1,000,000	Facility D, 5.80%, 03/31/16	565,173

NETHERLANDS - 0.3%
EUR
	Amsterdamse Beheer- En Consultingmaatschappij B.V.
1,500,000	Casema D Term Loan Facility, 5.80%, 03/14/16	1,400,765
1,000,000	Kabelcom D Term Loan Facility, 5.80%, 03/14/16	936,663

		2,337,428

SPAIN - 0.7%
EUR
	Grupo Gasmedi, S.L.
1,666,667	Tranche B Term Loan, 4.46%, 08/11/14	1,587,564
1,666,667	Tranche C Term Loan, 4.96%, 08/11/15	1,587,564
1,666,667	Tranche E Second Lien Term Loan, 6.71%, 02/11/16	1,502,894
	Maxi PIX Sarl
2,598,120	Euro Term Loan, PIK, 9.85%, 05/31/16	852,456

		5,530,478

UNITED KINGDOM - 4.2%
GBP
	All3Media Intermediate Ltd.
663,243	Facility B1, 3.79%, 08/31/14	659,386
4,281,270	Facility C, 4.29%, 08/31/15	4,286,884
3,000,000	Facility D, 6.16%, 02/29/16	2,993,243
3,948,169	Mezzanine Loan, PIK, 11.24%, 08/31/16	3,854,864
	Ansco UK Finance Co. Ltd.
796,945	Tranche B Term Loan, 5.88%, 03/08/12	806,509
	Henson No. 4 Ltd.
1,899,866	Facility B, 6.20%, 10/30/13	1,888,817
1,899,866	Facility C, 6.70%, 02/13/15	1,902,357
	Highland Acquisitions Ltd.
1,000,000	Facility B, 4.19%, 12/31/14	780,381
1,000,000	Facility C, 4.69%, 12/31/15	787,508
1,121,627	Mezzanine Facility, PIK, 12.08%, 12/30/16	727,416
	SunGard UK Holdings Ltd.
1,357,589	U.K. Term Loan, 4.52%, 02/28/14	1,538,361
	Towergate Partnership Ltd.
3,125,000	Facility A, 3.92%, 10/31/12	3,452,029
3,125,000	Facility B, 4.42%, 10/31/13	3,452,029
	United Biscuits Holdco Ltd.
3,383,459	Facility B1, 4.47%, 12/15/14	3,069,891
	Virgin Media Investment Holdings Ltd.
1,750,000	C Facility, 4.92%, 03/04/13	1,797,343

		31,997,018

UNITED STATES - 0.9%
EUR
	RD German Holdings GmbH
2,479,933	Euro Term Loan, 3.85%, 03/02/14	1,023,634

GBP
	Aramark Corp.
1,225,000	U.K. Term Loan, 5.00%, 01/26/14	1,501,610
	Knowledgepoint360 Group, LLC
1,603,807	U.K. First Lien Term Loan, 5.32%, 04/13/14	1,520,186
8  |  See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

February 28, 2009	Highland Floating Rate Advantage Fund

Principal Amount		Value ($)
Foreign Denominated Senior Loans (continued)

UNITED STATES (continued)
GBP
	PlayPower, Inc.
2,647,959	Tranche B Sterling Term Loan, 4.80%, 06/30/12	3,057,166

		6,078,962

	Total Foreign Denominated Senior Loans (Cost $200,717,306)	94,515,703

Principal Amount ($)
Asset-Backed Securities (j) - 0.4%
	ACA CLO, Ltd.
1,000,000	Series 2007-1A, Class D, 3.44%, 06/15/22 (k)	90,000
	ACAS CLO, Ltd.
1,500,000	Series 2007-1A, Class D, 5.39%, 04/20/21 (k)	93,570
	Apidos CDO
1,000,000	Series 2007-5A, Class C, 2.54%, 04/15/21 (k)	58,210
3,000,000	Series 2007-CA, Class B, 2.93%, 05/14/20 (k)	240,000
	Babson CLO, Ltd.
1,000,000	Series 2007-1A, Class C, 2.39%, 01/18/21 (k)	72,159
1,000,000	Series 2007-2A, Class D, 2.79%, 04/15/21 (k)	90,000
1,000,000	Series 2007-2A, Class E, 4.74%, 04/15/21	60,000
	Bluemountain CLO, Ltd.
1,000,000	Series 2007-3A, Class D, 3.27%, 03/17/21 (k)	116,800
1,000,000	Series 2007-3A, Class E, 5.42%, 03/17/21 (k)	58,495
	Cent CDO, Ltd.
2,000,000	Series 2007-15A, Class C, 4.41%, 03/11/21 (k)	181,542
	Commercial Industrial Finance Corp.
1,000,000	Series 2006-2A, Class B2L, 6.20%, 03/01/21 (k)	78,092
	Goldman Sachs Asset Management CLO, PLC,
2,030,043	Series 2007-1A, Class D, PIK 3.92%, 08/01/22 (k)	223,305
1,020,709	Series 2007-1A, Class E, PIK 6.17%, 08/02/22 (k)	132,692
	Greywolf CLO, Ltd
1,000,000	Series 2007-1A, Class E, 6.19%, 02/18/21 (k)	160,000
	GSC Partners CDO Fund, Ltd.,
1,000,000	Series 2007-8A, Class C, 2.62%, 04/17/21 (k)	67,849
	ING Investment Management
6,000,000	Series 2007-5A, Class B, 2.27%, 05/01/22 (k)	480,000
	Inwood Park CDO, Ltd.
1,000,000	Series 2006-1A, Class E, 4.64%, 01/20/21 (k)	80,000
	Landmark CDO
1,000,000	Series 2007-9A, Class E, 4.59%, 04/15/21 (k)	93,400
	Madison Park Funding I Ltd.
1,000,000	Series 2007-5A, Class D, 4.75%, 02/26/21 (k)	88,734
	Ocean Trails CLO
2,500,000	Series 2007-2A, Class C, 3.61%, 06/27/22 (k)	125,000
	PPM Grayhawk CLO, Ltd.
1,150,000	Series 2007-1A, Class D, 4.69%, 04/18/21 (k)	99,694
	Stanfield Daytona CLO, Ltd.
1,000,000	Series 2007-1A, Class B1L, 2.52%, 04/27/21 (k)	57,790
	Stanfield McLaren CLO, Ltd.
3,000,000	Series 2007-1A, Class B1L, 4.58%, 02/27/21 (k)	222,609
1,000,000	Series 2007-1A, Class B2L, 6.68%, 02/27/21 (k)	98,283
	Stone Tower CLO, Ltd.
4,000,000	Series 2007-6A, Class C, 1.71%, 04/17/21 (k)	200,000

	Total Asset-Backed Securities (Cost $29,142,942)	3,268,224

Claims (I) - 0.1%

AEROSPACE - 0.0%
	Delta Air Lines, Inc.
310,290	Comair ALPA Claim, 12/31/10	7,757
879,660	Delta ALPA Claim, 12/31/10	83,568
	Northwest Airlines, Inc.
5,400,000	ALPA Trade Claim, 08/21/13	10,152
2,914,735	Bell Atlantic Trade Claim, 08/21/13	5,480
3,000,000	CIT Leasing Corp Trade Claim, 08/21/13	5,640
5,000,000	EDC Trade Claims, 08/21/13	9,400
9,587,700	Flight Attendant Claim, 05/17/14	18,025
3,250,000	GE Trade Claim, 08/21/13	6,110
5,690,250	IAM Trade Claim, 08/21/13	10,698
6,250,000	Mesaba Trade Claim, 08/15/13	11,750
6,322,050	Retiree Claim, 08/21/13	11,885

		180,465

UTILITY - 0.1%
	Mirant Corp.
20,500,000	01/01/20	205,000

	Total Claims (Cost $8,099,863)	385,465

See accompanying Notes to Financial Statements.  |  9

INVESTMENT PORTFOLIO (unaudited) (continued)

February 28, 2009	Highland Floating Rate Advantage Fund

Shares
Common Stocks (I) - 0.1%

AEROSPACE - 0.0%
26,999	Delta Air Lines, Inc.	135,807

BROADCASTING - 0.0%
152,363	Communications Corp. of America (b) (c)	—

TRANSPORTATION — LAND TRANSPORTATION - 0.0%
2,023	JHT Holdings, Inc (b)	—
20,347	SIRVA Worldwide, Inc. (b)	187,396

		187,396

UTILITY - 0.1%
139,846	Entegra TC, LLC	489,461

	Total Common Stocks (Cost $3,256,980)	812,664

Units

Warrants (I) - 0.0%

AEROSPACE - 0.0%
	IAP Worldwide Services, Inc.
86,304	Series A, expires 06/12/15,	—
	IAP Worldwide Services, Inc.
25,276	Series B, expires 06/12/15,	—
	IAP Worldwide Services, Inc.

12,797	Series C, expires 06/12/15,	—

ENERGY - 0.0%
	Value Creation, Inc.,
345,538	expires 01/28/14	—
	Value Creation, Inc.,

345,538	expires 01/28/14	—

		—

	Total Warrants (Cost $—)	—
Total Investments - 104.6%		797,273,422

(Cost of $1,522,497,199) (m)
Other Assets & Liabilities, Net — (4.6)%		(34,698,585)

Net Assets - 100.0%		762,574,837

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland Floating Rate Advantage Fund (“Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. (Unless otherwise identified by footnote (h), all senior loans carry a variable rate of interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. The rate shown represents the weighted average rate at February 28, 2009. Senior loans, while exempt from registration under the Securities Act of 1933, (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designees in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $64,340,609, or 8.4% of net assets, were fair valued as of February 28, 2009.

(c)	Affiliated issuer. See Note 10.

(d)	The issuer is in default of its payment obligation. Income is not being accrued.

(e)	Senior Loan assets have additional unfunded loan commitments. See Note 9.

(f)	Loans held on participation. See Note 7.

(g)	All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(h)	Fixed rate senior loan.

(i)	The issuer is in liquidation.

(j)	Floating rate asset. The interest rate shown reflects the rate in effect at February 28, 2009.

(k)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At February 28, 2009, these securities amounted to $3,208,224 or 0.4% of net assets.

(l)	Non-income producing security.

(m)	Cost for U.S. Federal income tax purposes is $1,522,980,565.

AUD	Australian Dollar

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

DIP	Debtor-in-Possession

EUR	Euro Currency

GBP	Great Britain Pound

PIK	Payment-in-Kind

SEK	Swedish Kronor
10  |  See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

February 28, 2009	Highland Floating Rate Advantage Fund
Forward foreign currency contracts outstanding as of February 28, 2009 were as follows:

		Principal
Contracts		Amount		Net
to Buy or		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Appreciation

Sell	EUR	18,000,000	05/05/09	$472,203
Sell	EUR	28,500,000	08/03/09	709,854
Sell	GBP	15,000,000	05/05/09	65,277
Sell	GBP	12,500,000	08/03/09	(47,850)

				$1,199,484

Foreign Denominated Senior Loans
Industry Concentration Table:
(% of Total Net Assets)

Financial	4.2%
Broadcasting	1.7%
Diversified Media	1.7%
Retail	1.2%
Cable/Wireless Video	1.1%
Healthcare	0.8%
Food/Tobacco	0.7%
Consumer Durables	0.4%
Telecommunications	0.3%
Information Technology	0.2%
Gaming/Leisure	0.1%

Total	12.4%

See accompanying Notes to Financial Statements.  |  11

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2009 (unaudited)	Highland Floating Rate Advantage Fund

	($)

Assets:
Unaffiliated issuers, at value (cost $1,520,020,716)	796,041,564
Affiliated issuers, at value (cost $2,476,483) (Note 10)	1,231,858

Total investments, at value (cost $1,522,497,199)	797,273,422
Cash	41,452,036
Foreign currency (cost $2,167,606)	1,987,276
Net unrealized appreciation on forward foreign currency contracts	1,247,334
Receivable for:
Investments sold	69,205,305
Dividends and interest receivable	17,048,843
Fund shares sold	655,021
Other assets	482,693

Total assets	929,351,930

Liabilities:
Notes payable (Note 8)	136,000,000
Net unrealized depreciation on forward foreign currency contracts	47,850
Net discount and unrealized appreciation/(depreciation) on unfunded transactions (Note 9)	13,766,157
Payables for:
Distributions	1,753,379
Investments purchased	13,426,654
Investment advisory fee payable (Note 4)	465,128
Administration fee (Note 4)	143,142
Fund shares redeemed	51,140
Trustees’ fees (Note 4)	4,186
Service and distribution fees (Note 4)	370,660
Transfer agent fees	143,113
Interest expense (Note 8)	486,235
Accrued expenses and other liabilities	119,449

Total liabilities	166,777,093

Net Assets	762,574,837

Composition of Net Assets:
Par Value (Note 1)	1,351,095
Paid-in capital	1,958,492,409
Overdistributed net investment income (Note 2)	(50,885,283)
Accumulated net realized gain/(loss) from investments and foreign currency transactions	(411,018,122)
Net unrealized appreciation/(depreciation) on investments, unfunded transactions, forward currency contracts, and translation of assets and liabilities denominated in foreign currency	(735,365,262)

Net Assets	762,574,837

Class A
Net assets	270,360,304
Shares outstanding (unlimited authorization)	47,900,145
Net asset value per share (Net assets/shares outstanding)	5.64	(a)
Maximum offering price per share (100 / 96.50 of $5.64)	5.84	(b)

Class B
Net assets	27,135,686
Shares outstanding (unlimited authorization)	4,808,035
Net asset value and offering price per share (Net assets/shares outstanding)	5.64	(a)

Class C
Net assets	397,862,574
Shares outstanding (unlimited authorization)	70,491,214
Net asset value and offering price per share (Net assets/shares outstanding)	5.64	(a)

Class Z
Net assets	67,216,273
Shares outstanding (unlimited authorization)	11,910,095
Net asset value, offering and redemption price per share (Net assets/shares outstanding)	5.64

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $100,000 or more, the offering price is reduced.
12  |  See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2009 (unaudited)	Highland Floating Rate Advantage Fund

($)

Investment Income:
Interest from unaffiliated issuers	68,238,599
Interest from affiliated issuers (Note 10)	129,957

Total investment income	68,368,556

Expenses:
Investment advisory fees (Note 4)	4,427,913
Administration fees (Note 4)	1,395,056
Accounting service fees	215,020
Distribution fee: (Note 4)
Class A	192,187
Class B	89,404
Class C	1,608,809
Service fee: (Note 4)
Class A	480,467
Class B	49,669
Class C	670,337
Transfer agent fee	681,380
Professional fees	239,106
Trustees’ fees (Note 4)	131,059
Custodian fees	100,073
Registration fees	57,028
Reports to shareholders	220,742
Insurance expense	55,518
Interest expense (Note 8)	4,859,090
Commitment fee expense (Note 8)	2,566,987
Other expenses	72,386

Total operating expenses	18,112,231

Fees and expenses waived or reimbursed by Investment Adviser (Note 4)	(92,370)

Net expenses	18,019,861

Net investment income	50,348,695

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments from unaffiliated issuers	(332,289,924)
Net realized gain/(loss) on foreign currency transactions	48,509,483
Net change in unrealized appreciation/(depreciation) on investments	(303,673,893)
Net change in unrealized appreciation/(depreciation) on unfunded transactions (Note 9)	(8,954,593)
Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	(19,266,667)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currency	1,224,216

Net realized and unrealized gain/(loss) on investments	(614,451,378)

Net decrease in net assets from operations	(564,102,683)

See accompanying Notes to Financial Statements.  |  13

STATEMENTS OF CHANGES IN NET ASSETS
Highland Floating Rate Advantage Fund

	Six Months Ended
	February 28, 2009	Year Ended
	(unaudited)	August 31, 2008
	($)	($)
Increase/(Decrease) in Net Assets:

From Operations
Net investment income	50,348,695	172,604,154
Net realized gain/(loss) on investments, swaps and foreign currency transactions	(283,780,441)	(140,556,628)
Net change in unrealized appreciation/(depreciation) on investments, unfunded transactions, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currency	(330,670,937)	(266,353,346)

Net change in net assets from operations	(564,102,683)	(234,305,820)

Distributions Declared to Shareholders
From net investment income
Class A	(30,810,715)	(66,858,129)
Class B	(3,140,726)	(6,306,525)
Class C	(41,938,923)	(81,955,858)
Class Z	(8,813,646)	(18,988,774)

Total distributions from net investment income	(84,704,010)	(174,109,286)
From capital gains
Class A	—	(709,297)
Class B	—	(74,228)
Class C	—	(948,645)
Class Z	—	(192,326)

Total distributions from capital gains	—	(1,924,496)

Total distributions declared to shareholders	(84,704,010)	(176,033,782)

Share Transactions
Class A
Subscriptions	17,890,380	143,667,826
Distributions reinvested	17,901,743	40,921,710
Redemptions	(98,818,143)	(516,535,311)

Net decrease	(63,026,020)	(331,945,775)

Class B
Subscriptions	47,396	356
Distributions reinvested	1,905,311	3,909,321
Redemptions	(9,263,265)	(25,435,593)

Net decrease	(7,310,558)	(21,525,916)

Class C
Subscriptions	6,412,369	109,094,141
Distributions reinvested	24,815,433	51,939,527
Redemptions	(95,038,008)	(444,187,742)

Net decrease	(63,810,206)	(283,154,074)

Class Z
Subscriptions	3,090,144	32,128,836
Distributions reinvested	4,052,439	10,049,186
Redemptions	(41,892,938)	(111,027,504)

Net decrease	(34,750,355)	(68,849,482)

Net decrease from share transactions	(168,897,139)	(705,475,247)

Total decrease in net assets	(817,703,832)	(1,115,814,849)

Net Assets
Beginning of period	1,580,278,669	2,696,093,518

End of period (including overdistributed net investment income of $(50,885,283) and $(16,529,968), respectively)	762,574,837	1,580,278,669

14  |  See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
Highland Floating Rate Advantage Fund

	Six Months Ended
	February 28, 2009	Year Ended
	(unaudited)	August 31, 2008
	($)	($)
Change in Shares
Class A
Subscriptions	2,510,606	13,098,507
Issued for distributions reinvested	2,949,964	3,792,699
Redemptions	(16,003,122)	(47,863,735)

Net decrease	(10,542,552)	(30,972,529)

Class B
Subscriptions	4,989	36
Issued for distributions reinvested	315,554	364,258
Redemptions	(1,540,595)	(2,430,986)

Net decrease	(1,220,052)	(2,066,692)

Class C
Subscriptions	934,339	9,860,415
Issued for distributions reinvested	4,110,412	4,828,665
Redemptions	(15,417,039)	(41,873,048)

Net decrease	(10,372,288)	(27,183,968)

Class Z
Subscriptions	425,975	2,970,390
Issued for distributions reinvested	660,551	931,170
Redemptions	(6,714,033)	(10,225,487)

Net decrease	(5,627,507)	(6,323,927)
See accompanying Notes to Financial Statements.  |  15

STATEMENT OF CASH FLOWS

For the Six Months Ended February 28, 2009 (unaudited)	Highland Floating Rate Advantage Fund

($)

Cash Flows Provided by Operating Activities
Net investment income	50,348,695

Adjustments to Reconcile Net Investment Income to Net Cash and Foreign Currency Provided by Operating Activities
Purchase of investment securities	(65,608,894)
Proceeds from disposition of investment securities	736,778,100
Increase in receivable for investments sold	(14,949,519)
Decrease in interest and fees receivable	5,145,589
Increase in other assets	(380,246)
Net amortization/(accretion) of premium/(discount)	(3,538,516)
Mark-to-market on realized and unrealized gain/(loss) on foreign currency	49,733,699
Decrease in payable for investments purchased	(87,523,406)
Decrease in payables to related parties	(1,353,713)
Decrease in interest payable	(965,273)
Decrease in other expenses and liabilities	(740,876)

Net cash and foreign currency provided by operating activities	666,945,640

Cash Flows Used by Financing Activities
Decrease in notes payable	(375,000,000)
Proceeds from shares sold	27,569,018
Payment of shares redeemed	(244,961,214)
Distributions paid in cash	(38,658,252)

Net cash flow used by financing activities	(631,050,448)

Net increase in cash and foreign currency	35,895,192

Cash and Foreign Currency
Beginning of the period	7,544,120

End of the period	43,439,312

Supplemental disclosure of cash flow information:
Cash paid during the year for interest	5,824,363

16  |  See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Highland Floating Rate Advantage Fund
Selected data for a share outstanding throughout each period is as follows:

	Six Months Ended
	February 28, 2009		Years Ended August 31,
Class A Shares	(unaudited)		2008	2007	2006	2005		2004
Net Asset Value, Beginning of Period	$9.70		$11.75	$12.43	$12.19	$12.08		$11.22

Income from Investment Operations:
Net investment income(a)	0.33		0.90	1.00	0.96	0.67		0.56
Net realized and unrealized gain/(loss)(a)	(3.83)		(2.05)	(0.60)	0.22	0.11		0.89

Total from investment operations	(3.50)		(1.15)	0.40	1.18	0.78		1.45

Less Distributions Declared to Shareholders:
From net investment income	(0.56)		(0.89)	(1.01)	(0.94)	(0.67)		(0.59)
From net realized gains	—		(0.01)	(0.07)	—	—		—

Total distributions declared to shareholders	(0.56)		(0.90)	(1.08)	(0.94)	(0.67)		(0.59)

Net Asset Value, End of Period	$5.64		$9.70	$11.75	$12.43	$12.19		$12.08
Total return(b)	(36.21	)%(c)	(10.28)%	3.10%	10.08%	6.56	%(d)	13.14%

Ratios to Average Net Assets/ Supplemental Data:
Net assets, end of period (000’s)	$270,360		$567,048	$1,050,738	$729,845	$351,557		$212,205
Total expenses excluding interest and commitment fee expenses	1.77%		1.58%	1.33%	1.16%	1.38%		1.47	%(f)
Interest and commitment fee expenses	1.39%		1.47%	1.06%	1.04%	0.72%		0.40%
Waiver/reimbursement	0.02%		0.02%	—	0.04%	0.10%		0.18%
Net expenses including interest and commitment fee expenses(e)	3.14%		3.03%	2.39%	2.16%	2.00%		1.69	%(f)
Net investment income	9.64%		8.28%	8.05%	7.78%	5.60%		4.73	%(f)
Portfolio turnover rate	5	%(c)	22%	70%	61%	85%		110%

(a)	Per share data was calculated using average shares outstanding during the period.

(b)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or contingent deferred sales charge (“CDSC”). For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)	Not annualized.

(d)	A late audit adjustment was made to NAV, however, performance was not recalculated using the adjusted NAV. Rather total return is calculated using the net asset value used for trading at the close of business on August 31, 2005.

(e)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

(f)	The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
See accompanying Notes to Financial Statements.  |  17

FINANCIAL HIGHLIGHTS
Highland Floating Rate Advantage Fund
Selected data for a share outstanding throughout each period is as follows:

	Six Months Ended
	February 28, 2009		Years Ended August 31,
Class B Shares	(unaudited)		2008	2007	2006	2005		2004

Net Asset Value, Beginning of Period	$9.70		$11.75	$12.43	$12.19	$12.08		$11.22

Income from Investment Operations:
Net investment income(a)	0.32		0.86	0.96	0.92	0.63		0.53
Net realized and unrealized gain/(loss) (a)	(3.83)		(2.05)	(0.60)	0.22	0.11		0.88

Total from investment operations	(3.51)		(1.19)	0.36	1.14	0.74		1.41

Less Distributions Declared to Shareholders:
From net investment income	(0.55)		(0.85)	(0.97)	(0.90)	(0.63)		(0.55)
From net realized gains	—		(0.01)	(0.07)	—	—		—

Total distributions declared to shareholders	(0.55)		(0.86)	(1.04)	(0.90)	(0.63)		(0.55)

Net Asset Value, End of Period	$5.64		$9.70	$11.75	$12.43	$12.19		$12.08
Total return(b)	(36.32	)%(c)	(10.60)%	2.74%	9.70%	6.19	%(d)	12.75%

Ratios to Average Net Assets/ Supplemental Data:
Net assets, end of period (000’s)	$27,136		$58,486	$95,122	$115,651	$124,500		$124,589
Total expenses excluding interest and commitment fee expenses	2.12%		1.93%	1.68%	1.51%	1.73%		1.82	%(f)
Interest and commitment fee expenses	1.39%		1.47%	1.06%	1.04%	0.72%		0.40%
Waiver/reimbursement	0.02%		0.02%	—	0.04%	0.10%		0.18%
Net expenses including interest and commitment fee expenses(e)	3.49%		3.38%	2.74%	2.51%	2.35%		2.04	%(f)
Net investment income	9.29%		7.93%	7.70%	7.43%	5.25%		4.50	%(f)
Portfolio turnover rate	5	%(c)	22%	70%	61%	85%		110%

(a)	Per share data was calculated using average shares outstanding during the period.

(b)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)	Not annualized.

(d)	A late audit adjustment was made to NAV, however, performance was not recalculated using the adjusted NAV. Rather total return is calculated using the net asset value used for trading at the close of business on August 31, 2005.

(e)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

(f)	The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
18  |  See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Highland Floating Rate Advantage Fund
Selected data for a share outstanding throughout each period is as follows:

	Six Months Ended
	February 28, 2009		Years Ended August 31,
Class C Shares	(unaudited)		2008	2007	2006	2005		2004

Net Asset Value, Beginning of Period	$9.70		$11.75	$12.43	$12.19	$12.08		$11.22

Income from Investment Operations:
Net investment income(a)	0.31		0.84	0.93	0.90	0.61		0.50
Net realized and unrealized gain/(loss) (a)	(3.83)		(2.04)	(0.59)	0.22	0.11		0.89

Total from investment operations	(3.52)		(1.20)	0.34	1.12	0.72		1.39

Less Distributions Declared to Shareholders:
From net investment income	(0.54)		(0.84)	(0.95)	(0.88)	(0.61)		(0.53)
From net realized gains	—		(0.01)	(0.07)	—	—		—

Total distributions declared to shareholders	(0.54)		(0.85)	(1.02)	(0.88)	(0.61)		(0.53)

Net Asset Value, End of Period	$5.64		$9.70	$11.75	$12.43	$12.19		$12.08
Total return(b)	(36.37	)%(c)	(10.73)%	2.50%	9.62%	6.03	%(d)	12.57%

Ratios to Average Net Assets/ Supplemental Data:
Net assets, end of period (000’s)	$397,863		$784,597	$1,269,850	$816,720	$391,455		$278,731
Total expenses excluding interest and commitment fee expenses	2.27%		2.08%	1.83%	1.66%	1.88%		1.97	%(f)
Interest and commitment fee expenses	1.39%		1.47%	1.06%	1.04%	0.72%		0.40%
Waiver/reimbursement	0.02%		0.02%	—	0.04%	0.10%		0.18%
Net expenses including interest and commitment fee expenses(e)	3.64%		3.53%	2.89%	2.66%	2.50%		2.19	%(f)
Net investment income	9.14%		7.78%	7.55%	7.28%	5.10%		4.19	%(f)
Portfolio turnover rate	5	%(c)	22%	70%	61%	85%		110%

(a)	Per share data was calculated using average shares outstanding during the period.

(b)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)	Not annualized.

(d)	A late audit adjustment was made to NAV, however, performance was not recalculated using the adjusted NAV. Rather total return is calculated using the net asset value used for trading at the close of business on August 31, 2005.

(e)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

(f)	The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
See accompanying Notes to Financial Statements.  |  19

FINANCIAL HIGHLIGHTS
Highland Floating Rate Advantage Fund
Selected data for a share outstanding throughout each period is as follows:

	Six Months Ended
	February 28, 2009		Years Ended August 31,
Class Z Shares	(unaudited)		2008	2007	2006	2005		2004

Net Asset Value, Beginning of Period	$9.70		$11.75	$12.43	$12.19	$12.08		$11.22

Income from Investment Operations:
Net investment income(a)	0.35		0.94	1.04	1.00	0.71		0.59
Net realized and unrealized gain/(loss) (a)	(3.84)		(2.05)	(0.60)	0.22	0.11		0.90

Total from investment operations	(3.49)		(1.11)	0.44	1.22	0.82		1.49

Less Distributions Declared to Shareholders:
From net investment income	(0.57)		(0.93)	(1.05)	(0.98)	(0.71)		(0.63)
From net realized gains	—		(0.01)	(0.07)	—	—		—

Total distributions declared to shareholders	(0.57)		(0.94)	(1.12)	(0.98)	(0.71)		(0.63)

Net Asset Value, End of Period	$5.64		$9.70	$11.75	$12.43	$12.19		$12.08
Total return(b)	(36.09	)%(c)	(9.97)%	3.46%	10.47%	6.93	%(d)	13.52%

Ratios to Average Net Assets/ Supplemental Data:
Net assets, end of period (000’s)	$67,216		$170,147	$280,383	$161,996	$75,293		$53,049
Total expenses excluding interest and commitment fee expenses	1.42%		1.23%	0.98%	0.81%	1.03%		1.12	%(f)
Interest and commitment fee expenses	1.39%		1.47%	1.06%	1.04%	0.72%		0.40%
Waiver/reimbursement	0.02%		0.02%	—	0.04%	0.10%		0.18%
Net expenses including interest and commitment fee expenses(e)	2.79%		2.68%	2.04%	1.81%	1.65%		1.34	%(f)
Net investment income	9.99%		8.63%	8.40%	8.13%	5.95%		4.93	%(f)
Portfolio turnover rate	5	%(c)	22%	70%	61%	85%		110%

(a)	Per share data was calculated using average shares outstanding during the period.

(b)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)	Not annualized.

(d)	A late audit adjustment was made to NAV, however, performance was not recalculated using the adjusted NAV. Rather total return is calculated using the net asset value used for trading at the close of business on August 31, 2005.

(e)	Net expense ratio has been calculated after applying any waiver/reimbursement if applicable.

(f)	The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
20  |  See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

February 28, 2009	Highland Floating Rate Advantage Fund
Note 1. Organization
Highland Floating Rate Advantage Fund (the “Fund”) is a Delaware statutory trust that is successor in interest to a Massachusetts business trust of the same name and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company.
Investment Objective
The Fund seeks to provide a high level of current income, consistent with preservation of capital.
Fund Shares
The Fund may issue an unlimited number of shares, with par value $0.001 per share and continuously offers three classes of shares: Class A, Class C and Class Z. The Fund has discontinued selling Class B Shares to new and existing investors, although existing investors may still reinvest distributions in Class B Shares. Class A shares are sold with a front-end sales charge. Class A, B and C shares may be subject to a contingent deferred sales charge (“CDSC”), Class Z shares are sold only to certain eligible investors. Certain share classes have their own sales charge and bear class-specific expenses, which include distribution fees and service fees.
Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.
Use of Estimates
The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that may affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.
Fund Valuation
The net asset value (“NAV”) of the Fund’s Shares is calculated daily in accordance with procedures approved by the Board of Trustees (the “Board” or “Trustees”). The NAV per share of each class of the Fund’s shares is calculated by dividing the value of the Fund’s net assets attributable to the class of shares by the total number of Shares of the class outstanding.
Valuation of Investments
In computing the Fund’s net assets, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will generally be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and is approved by the Fund’s Board.
Securities for which market quotations are not readily available and for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, a method of valuation which approximates market value. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Semi-Annual Report  |  21

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2009	Highland Floating Rate Advantage Fund
Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (“FAS 157”):
In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS 157, “Fair Value Measurement,” which is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. FAS 157 defines how fair value should be determined for financial reporting purposes, establishes a framework for measuring fair value under GAAP, and requires additional disclosures about the use of fair value measurements in interim and annual periods subsequent to initial recognition, expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on net assets, but is not expected to result in any changes to the fair value measurements of the Fund’s investments. Adoption of FAS 157 requires the Fund to assume that the portfolio investment is sold in a principal market to a market participant, or in the absence of a principal market, the most advantageous market, which may be a hypothetical market.
The Fund has adopted FAS 157 as of September 1, 2008. The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of FAS 157 did not have any material effect on the Fund’s NAV. However, the adoption of FAS 157 does require the Fund to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the reportable periods as contained in the Fund’s periodic filings. The levels of fair value inputs used to measure the Fund’s investments are characterized in accordance with the fair value hierarchy established by FAS 157. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy established under FAS 157 are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s assets as of February 28, 2009 is as follows:

Investments in Securities
(Market Value)	Total	Level 1	Level 2	Level 3
Portfolio Investments	$797,273,422	$135,807	$267,653,177	$529,484,438

Total	$797,273,422	$135,807	$267,653,177	$529,484,438

Other Financial Instruments (Unrealized Appreciation/(Depreciation)) *
Forward Foreign Currency Contracts	$1,199,484	$—	$1,199,484	$—

Total	$1,199,484	$—	$1,199,484	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the investment.
The Fund did not have any liabilities that were measured at fair value on a recurring basis at February 28, 2009.
22  |  Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2009	Highland Floating Rate Advantage Fund
The table below sets forth a summary of changes in the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended February 28, 2009.

Assets at Fair Value using unobservable inputs (Level 3)	Portfolio Investments
Balance as of August 31, 2008	$456,148,750
Transfers in/(out) of Level 3	479,708,604
Net amortization/(accretion) of premium/(discount)	1,797,021
Net realized gains/(losses)	(36,386,575)
Net unrealized gains/(losses)	(292,377,677)
Net purchases and sales*	(79,405,685)

Balance as of February 28, 2009	$529,484,438

*	Includes any applicable borrowings and/or paydowns made on revolving credit facilities held in the Fund’s investment portfolio.
The net unrealized losses presented in the table above relate to investments that are still held at February 28, 2009, and the Fund presents these unrealized losses on the Statement of Operations as net change in unrealized appreciation/(depreciation) on investments.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the six months ended February 28, 2009, $479,708,604 of the Fund’s portfolio investments was transferred to/from Level 2 to Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
New Accounting Pronouncements
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.
In April 2009, FASB Staff Position No. 157-4 — Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”) was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity.
Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 — Fair Value Measurements. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Early adoption is permitted for periods ending after March 15, 2009. Earlier adoption for periods ending before March 15, 2009, is not permitted. At this time, Management is evaluating the impact of FSP 157-4 on the Fund’s financial statements.
Security Transactions
Security transactions are accounted for on the trade date. Costs and gains/(losses) are determined based upon the specific identification method for both financial statement and U.S. federal income tax purposes.
Foreign Currency
Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.
Semi-Annual Report  |  23

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
February 28, 2009
Highland Floating Rate Advantage Fund
Forward Foreign Currency Contracts
In order to minimize the movement in NAV resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.
Income Recognition
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums, if any. Facility fees received are recorded as a reduction of cost to the loan and amortized through the maturity of the loan. Dividend income is recorded on the ex-dividend date.
Determination of Class Net Asset Values
All income, expenses (other than distribution fees and service fees, which are class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains/(losses) are allocated to each class of shares of the Fund on a daily basis for purposes of determining the NAV of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains/(losses) are allocated based on the relative net assets of each class.
U.S. Federal Income Tax Status
The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for its tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Fund intends to distribute, in each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.
The accumulated capital losses to offset future gains (capital loss carryforward) for the Fund are $8,394,093, which will expire on August 31, 2016.
On July 13, 2006, the FASB released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to satisfy the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. The Fund adopted FIN 48 as of September 1, 2007 for all subsequent reporting periods and management has determined that there has been no material impact on the financial statements.
Distributions to Shareholders
Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.
Distributions made by regulated investment companies may differ from aggregate GAAP-basis undistributed net investment income and accumulated net realized gains (total GAAP-basis net realized gains). The principal cause is that required minimum fund distributions are based on income tax regulations, rather than GAAP. The differences created can be temporary, meaning they will reverse in the future, or they can be permanent. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital at year-end. For the six months ended February 28, 2009, the difference between distributions made and GAAP net investment income was primarily attributable to differences in the treatment of gains on foreign currency transactions.
Cash and Cash Equivalents
The Fund considers liquid assets deposited with a bank, money market funds, and certain short term debt instruments with maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the statement of assets and liabilities. At February 28, 2009, the Fund had $1,987,276 of cash and cash equivalents denominated in foreign currencies, with a cost of $2,167,606.
Statement of Cash Flows
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash and foreign currency amount shown in the Statement of Cash Flows is the amount included within the Fund’s Statement of Assets and Liabilities and includes cash and foreign currency on hand at its custodian bank and sub-custodian bank, respectively, and does not include any short-term investments.
24  |  Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2009	Highland Floating Rate Advantage Fund
Note 3. U.S. Federal Tax Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These differences are primarily attributable to reclassification of foreign currency transactions.
Reclassifications are made to the Fund’s capital accounts at fiscal year end for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.
The tax character of distributions paid during the past two tax years ended August 31, 2008 and August 31, 2007, were as follows:

Distributions paid from:	2008	2007

Ordinary income*	$174,109,322	$210,015,075

Long-term capital gains	1,924,460	194,634

*	For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.
As of August 31, 2008, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

Accumulated	Undistributed	Undistributed
Capital and	Ordinary	Long-Term	Net Unrealized
Other Losses	Income	Capital Gains	Depreciation*
$(126,304,926)	$9,034,384	$—	$(426,808,885)

*	The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales and premium amortization adjustments.
Unrealized appreciation and depreciation at February 28, 2009, based on cost of investments for U.S. federal income tax purposes, and excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates was:

Unrealized appreciation	$2,897,106
Unrealized depreciation	(728,604,249)

Net unrealized depreciation	$(725,707,143)

Note 4. Advisory, Administration, Service and Distribution and Trustee Fees
Investment Advisory Fee
The Investment Adviser receives a monthly investment advisory fee based on the Fund’s average daily managed assets at the following annual rates:

Average Daily Managed Assets	Annual Fee Rate
First $1 billion	0.65%

Next $1 billion	0.60%

Over $2 billion	0.55%

Average daily managed assets of the Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).
For the six months ended February 28, 2009, the Fund’s effective investment advisory fee rate was 0.63%.
Administration Fees
The Investment Adviser provides administrative services to the Fund for a monthly administration fee at the annual rate of 0.20% of the Fund’s average daily managed assets. Under a separate sub-administration agreement, the Investment Adviser has delegated certain administrative functions to PNC Global Investment Servicing (U.S.) Inc. (“PNC”), formerly known as PFPC Inc. The Investment Adviser pays PNC directly for these services.
Service and Distribution Fees
PFPC Distributors, Inc. (the “Underwriter”) serves as the principal underwriter and distributor of the Fund’s shares. The Underwriter receives the front end sales charge imposed on the sale of Class A Shares and the CDSC imposed on certain redemptions of Class A, Class B and Class C Shares. For the six months ended February 28, 2009, the Underwriter received $5,478 of front end sales charges on Class A Shares and $21,178, $17,051, and $23,543 of CDSC on Class A, Class B and Class C Share redemptions, respectively.
The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), which requires the payment of a monthly service fee to the Underwriter at an annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C Shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.10%, 0.45% and 0.60% of the average daily net assets attributable to Class A, Class B and Class C Shares, respectively.
Expense Limits and Fee Reimbursements
Effective December 18, 2006, the Investment Adviser had voluntarily agreed to waive management fees (including both advisory fees and administration fees) so that the Fund’s annual operating expenses (exclusive of advisory fees, administration
Semi-Annual Report  |  25

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2009	Highland Floating Rate Advantage Fund
fees, brokerage commissions, taxes, distribution and service fees, leverage expenses and extraordinary expenses, if any) would not exceed 0.15% of the average daily net assets of the Fund for each share class. For the six months ended February 28, 2009, the Investment Adviser waived fees in an amount equal to 0.02% of the average daily net assets of the Fund. This waiver was discontinued by the Investment Adviser effective October 1, 2008.
Fees Paid to Officers and Trustees
Each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies and a business development company advised by the Investment Adviser as of the date of this annual report.
The Fund pays no compensation to its one interested Trustee or any of its officers, all of whom are employees of the Investment Adviser.
Note 5. Fund Information
For the six months ended February 28, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $65,608,894 and $736,778,100, respectively.
Note 6. Periodic Repurchase Offers
The Fund has adopted a policy to offer each fiscal quarter to repurchase a specified percentage (between 5% and 25%) of the shares then outstanding at the Fund’s NAV (“Repurchase Offers”). Repurchase Offers are scheduled to occur on or about the 15th day (or the next business day if the 15th is not a business day) in the months of February, May, August, and November. It is anticipated that the date on which the repurchase price of shares will be determined (the “Repurchase Pricing Date”) will be the same date as the deadline for shareholders to provide their repurchase requests to the Distributor (the “Repurchase Request Deadline”), and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular trading on the New York Stock Exchange on such date. The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day. Repurchase proceeds will be paid to shareholders no later than seven days after the Repurchase Pricing Date. If shareholders tender for repurchase more than the Repurchase Offer amount for a given Repurchase Offer, the Fund may repurchase an additional amount of shares of up to 2% of the shares outstanding on the Repurchase Request Deadline.
For the six months ended February 28, 2009, there were two Repurchase Offers. In the November 2008 and February 2009 Repurchase Offers, the Fund offered to repurchase 10% and 15%, respectively, of its shares. In the November 2008 and February 2009 Repurchase Offers, 12.0% and 12.6%, respectively, of shares outstanding were repurchased. In connection with the November 2008 Repurchase Offer, the Fund repurchased an additional 2% of its shares outstanding on the Repurchase Request Deadline to accommodate the Shareholder Repurchase Request.
Note 7. Senior Loan Participation Commitments
The Fund invests, under normal conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in adjustable rate senior loans (“Senior Loans”), the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic or foreign corporations, partnerships and other entities that operate in a variety of industries or geographic regions (“Borrowers”). If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, not with the Borrower directly.
As such, the Fund assumes the credit risk of the Borrowers, as well as of the selling participants or other persons interpositioned between the Fund and the Borrowers. The ability of Borrowers, selling participants or other persons interpositioned between the Fund and the Borrowers to meet their obligations may be affected by a number of factors, including economic developments in a specific industry.
At February 28, 2009, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Fund on a participation basis.

	Principal
Selling Participant	Amount	Value
Credit Suisse, Cayman Island Branch:
Ginn LA Conduit Lender, Inc.,
First Lien Tranche A Credit-Linked Deposit	$3,948,880	$1,800,034
First Lien Tranche B Term Loan	8,464,963	3,858,812

		$5,658,846

26  |  Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2009	Highland Floating Rate Advantage Fund
Note 8. Credit Agreement
Effective October 7, 2008, the Fund entered into a Revolving Credit and Security Agreement, as amended, with The Bank of Nova Scotia (the “Credit Agreement”) pursuant to which the Fund could borrow up to $625,000,000. Interest is charged at a rate equal to         .30% per annum plus the applicable rate based on the outstanding borrowings. In addition, the Fund has agreed to pay commitment fee expenses on the commitment unit of each lender group of .70% per annum.
At February 28, 2009, the Fund had outstanding borrowings under the Credit Agreement totaling $136,000,000. The interest rate charged at February 28, 2009 was 1.49%. The average daily loan balance was $327,872,928 at a weighted average interest rate of 2.75%. With respect to these borrowings, interest and facility expense of $7,426,077 is included on the Statement of Operations.
The Fund is required to maintain 300% asset coverage with respect to amounts outstanding under the Credit Agreement under Section 18(a) of the 1940 Act. Asset coverage is calculated by subtracting the Fund’s total liabilities, not including any amount representing bank loans and senior securities, from the Fund’s total assets and dividing the result by the principal amount of the borrowings outstanding. As of the dates indicated below, the Fund’s debt outstanding and asset coverage was as follows:

		Asset
		Coverage per
	Total Amount	$1,000 of
Date	Outstanding	Indebtedness

02/28/2009	$136,000,000	$6,607

08/31/2008	511,000,000	4,093

08/31/2007	960,000,000	4,005

08/31/2006	335,000,000	7,292

08/31/2005	250,000,000	5,129

08/31/2004	95,000,000	8,038
Note 9. Unfunded Loan Commitments
As of February 28, 2009, the Fund had unfunded loan commitments of $32,896,642, which could be extended at the option of the borrower, pursuant to loan agreements with the following borrowers:

Unfunded
Loan
Borrower	Commitment

Broadstripe, LLC	$6,828,248

Cricket Communications, Inc.	6,500,000

Fontainebleau Las Vegas, LLC	2,333,333

Mobileserv Ltd.	2,500,000

Readers Digest Association, Inc.	35,000

SIRVA Worldwide, Inc.	1,665,551

Unfunded
Loan
Commitment
Borrower	(continued)
Sorrenson Communications, Inc.	$2,000,000

Tronox Worldwide LLC	4,092,991

Vivarte	3,164,000

Water PIK, Inc.	1,000,000

Westgate Investments, LLC	2,777,519

$32,896,642

Unfunded loan commitments are marked to market on the relevant day of valuation in accordance with the Fund’s valuation policies. Any applicable unrealized gain/(loss) and unrealized appreciation/(depreciation) on unfunded loan commitments are recorded on the Statement of Assets and Liabilities and the Statement of Operations, respectively. As of February 28, 2009, the Fund recognized net discount and unrealized depreciation on unfunded transactions of $13,766,157. The net change in unrealized depreciation on unfunded transactions of $8,954,593 is recorded in the Statement of Operations.
Note 10. Affiliated Issuers
Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. The Fund held at least five percent of the outstanding voting stock of the following companies during the six months ended February 28, 2009:

	Par Value at	Shares at	Market Value
	February 28,	February 28,	August 31,	February 28,
	2009	2009	2008	2009
ComCorp Broadcasting, Inc.*
(Senior Loans)	$2,513,997	—	$2,309,752	$1,231,858
Communications Corp. of America
(Common Stock)	—	152,263	668,681	—

	$2,513,997	152,263	$2,978,433	$1,231,858

*	Company is a wholly owned subsidiary of Communications Corp of America.
Note 11. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Semi-Annual Report  |  27

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2009	Highland Floating Rate Advantage Fund
Note 12. Disclosure of Significant Risks and Contingencies

Industry Concentration Risk
The Fund will concentrate its investments in the financial services industry, subjecting it to greater risk than a fund that is more diversified.
Non-Payment Risk
Senior Loans, like other corporate debt obligations, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the NAV of the Fund.
Credit Risk
Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/or interest payments. Investments in high-yield securities may result in greater NAV fluctuation than if the Fund did not make such investments.
Leverage Risk
The Fund currently uses leverage through borrowings from a credit facility. The use of leverage for investment purposes creates opportunities for greater total returns, but at the same time involves risks. Any investment income or gains earned with respect to the amounts borrowed that is in excess of the interest that is due on the borrowing will augment the Fund’s income. Conversely, if the investment performance with respect to the amounts borrowed fails to cover the interest on such borrowings, the value of the Fund’s shares may decrease more quickly than would otherwise be the case, and dividends on the shares could be reduced or eliminated. Interest payments and fees incurred in connection with such borrowings will reduce the amount of net income available for payment to shareholders.
Currency Risk
A portion of the Fund’s assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, the Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.
Non-U.S. Securities Risk
Investment in securities of non-U.S. issuers may involve special risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the Fund invests a significant portion of its non-U.S. investments in one region or in the securities of emerging market issuers. These risks may include: (i) non-U.S. issuers may be subject to less rigorous disclosure, accounting standards and regulatory requirements; (ii) many non-U.S. markets are smaller, less liquid and more volatile and the Adviser may not be able to sell the Fund’s investments at times, in amounts and at prices it considers reasonable; and (iii) the economies of non-U.S. issuers may grow at slower rates than expected or may experience more severe downturns or recessions. Additionally, certain investments in non-U.S. issuers also may be subject to foreign withholding or other taxes on dividends, interest or capital gain.
Derivatives Risk
Derivative transactions in which the Fund may engage for hedging and speculative purposes or to enhance total return, including engaging in transactions such as options, futures, swaps, foreign currency transactions (including forward foreign currency contracts, currency swaps or options on currency and currency futures) and other derivative transactions, involve certain risks and considerations. These risks include the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. The use of derivative transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market value, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. The successful use of derivative transactions depends on the Adviser’s ability to predict correctly the direction and extent of movements in interest rates.
Swaps Risk
Investments in swaps involve the exchange with another party of their respective commitments. Use of swaps subjects the Fund to risk of default by the counterparty. If there is a default by the counterparty to such a transaction, there may be contractual remedies pursuant to the agreements related to the transaction although contractual remedies may not be sufficient, especially if the counterparty is insolvent. However, the swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. The Fund may enter into total return swaps, credit
28  |  Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 28, 2009	Highland Floating Rate Advantage Fund
default swaps, currency swaps or other swaps which may be surrogates for other instruments such as currency forwards or options.
Counterparty Credit Risk
Counterparty credit risk is the potential loss the Fund may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty credit risk is measured as the loss the Fund would record if its counterparties failed to perform pursuant to the terms of their obligations to the Fund. Because the Fund enters into over-the-counter forwards, options, swaps and other derivative financial instruments, the Fund is exposed to the credit risk of its counterparties. To limit the counterparty credit risk associated with such transactions, the Fund conducts business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.
Note 13: Market Conditions
Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including the Funds. Events contributing to this volatility include, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG. The potential investment in the financial sector in general, as reflected in each Fund’s investment portfolios, exposes investors to the negative (or positive) performance resulting from these and other events.
Note 14: Subsequent Events
Effective March 27, 2009, the Fund entered into Amendment to the Revolving Credit and Security Agreement, which reduced the amount the Fund could borrow from $625,000,000 to $450,000,000.
Semi-Annual Report  |  29

ADDITIONAL INFORMATION (unaudited)

February 28, 2009	Highland Floating Rate Advantage Fund
Additional Portfolio Information
The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.
Approval of Investment Advisory Agreement
The Fund has retained the Investment Adviser to manage its assets pursuant to an Investment Advisory Agreement with the Investment Adviser (the “Advisory Agreement”), which has been approved by the Fund’s Board of Trustees, including a majority of the Independent Trustees.
Following an initial term of two years, the Advisory Agreement continues in effect from year-to-year provided such continuance is specifically approved at least annually by the vote of holders of at least a majority of the outstanding shares of the Fund, or by the Board of Trustees, and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for such purpose.
At a meeting held on December 18-19, 2008, the Board, as requested by Fund counsel and the Independent Trustees’ independent legal counsel, from the Investment Adviser received written and oral information, including: (i) information confirming the financial soundness of the Investment Adviser; (ii) information on the advisory and compliance personnel of the Investment Adviser, including compensation arrangements; (iii) information on the internal compliance procedures of the Investment Adviser; (iv) comparative information showing (a) the fees payable under the Advisory Agreement versus the investment advisory fees of (1) certain registered investment companies that follow investment strategies similar to those of the Fund, (b) the expense ratios of the Fund versus other registered investment companies that follow investment strategies similar to those of the Fund and (2) certain private pooled investment vehicles managed by the Investment Adviser, and (c) the performance of the Fund versus (1) certain other registered investment companies that follow investment strategies similar to those of the Fund and (2) certain indices; (v) information regarding brokerage and portfolio transactions; and (vi) information on any legal proceedings or regulatory audits or investigations affecting the Investment Adviser. The Trustees reviewed and considered various factors discussed in the legal memorandum from the Independent Trustees’ independent legal counsel, the detailed information provided by the Investment Adviser and other relevant information and factors.
The Board’s conclusion as to the continuation of the Advisory Agreement was based on a comprehensive consideration of all information provided to the Board and not the result of any single factor. Some of the factors that figured particularly in the Board’s deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. The fee arrangements for the Funds and other funds managed by the Investment Adviser are the result of review and discussion between the Independent Trustees and the Investment Adviser since the Fund’s inception. Certain aspects of such arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of these same arrangements during the course of the year and in prior years.
The nature, extent, and quality of the services provided by the Investment Adviser
The Board considered the portfolio management services provided by the Investment Adviser and the activities related to portfolio management, including use of technology, research capabilities and investment management staff. The Board discussed the relevant experience and qualifications of the personnel providing advisory services, including the background and experience of the members of the Fund’s portfolio management team. The Board reviewed the management structure, assets under management and investment philosophies and processes of the Investment Adviser. It also reviewed and discussed the Investment Adviser’s compliance policies and procedures. The Board concluded that the Investment Adviser has the quality and depth of personnel and investment methods essential to performing its duties
30  |  Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

February 28, 2009	Highland Floating Rate Advantage Fund
under the Advisory Agreement and that the nature and quality of such advisory services are satisfactory.
The Investment Adviser’s Historical Performance in Managing the Fund
The Board reviewed the Investment Adviser’s historical performance in managing the Fund over various time periods and reflected on previous discussions regarding matters bearing on the Investment Adviser’s performance at its meetings throughout the year. The Board discussed relative performance and contrasted the performance of the Fund versus that of the Fund’s peers, as represented by certain other registered investment companies that follow investment strategies similar to the Fund, the Credit Suisse Leveraged Loan Index and the S&P/LSTA All Loans Index. After reviewing these and related factors, the Trustees concluded that they were satisfied with the Investment Adviser’s responses and efforts relating to performance.
The Costs of the Services to be Provided by the Investment Adviser and the Profits Realized by the Investment Adviser and its Affiliates from the Relationship with the Fund
The Board also gave substantial consideration to the fees payable under the Advisory Agreement, including: (i) the annual fee as a portion of the Fund’s Average Daily Managed Assets paid to the Investment Adviser under the Fund’s Advisory Agreement and the administration agreement between the Fund and the Investment Adviser; (ii) the expenses the Investment Adviser incurs in providing advisory services; (iii) the profitability of the Fund and such profitability as compared to the profitability of the other registered investment companies managed by the Investment Adviser, including Highland Floating Rate Fund; and (iv) a comparison of the fees payable to the Investment Adviser under the Advisory Agreement to fees payable to (a) other investment advisers serving other registered investment companies that follow investment strategies similar to those of the Fund and (b) the Investment Adviser by Highland Floating Rate Fund. After reviewing these and related factors, the Board determined that the fees payable to the Investment Adviser under the Advisory Agreement represent reasonable compensation in light of the services being provided by the Investment Adviser to the Fund.
The Extent to which Economies of Scale would be Realized as the Fund Grows and Whether Fee Levels Reflect these Economies of Scale for the Benefit of Shareholders
The Board considered the asset level of the Fund the various breakpoints in the Fund’s fees, the information provided by the Investment Adviser relating to its costs and information comparing the fee rates charged by the Investment Adviser with fee rates charged by other unaffiliated investment advisers to their clients. The Trustees concluded that the fee structure of the Fund is reasonable and appropriately should result in a sharing of economies of scale in view of the information provided by the Investment Adviser.
Following a further discussion of the factors deemed material, including those described above, and the merits of the Advisory Agreement and its various provisions, the Board of Trustees, including all the Independent Trustees, determined that the Advisory Agreement, including the advisory fee paid to the Investment Adviser under the Advisory Agreement, is fair and reasonable to the Fund and approved the continuation, for a period of one year commencing December 31, 2008, of the Advisory Agreement.
Semi-Annual Report  |  31

IMPORTANT INFORMATION ABOUT THIS REPORT
Investment Adviser
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02860
Underwriter
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406
Custodian
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Ross Avenue, Suite 1800
Dallas, TX 75201
Fund Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110-2624
This report has been prepared for shareholders of Highland Floating Rate Advantage Fund.
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund’s proxy voting record for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the SEC’s website at http://www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may obtain the Form N-Q by visiting the Fund’s website at www.hcmlp.com.
The Statement of Additional Information includes information about Fund Trustees and is available upon request without charge by calling 1-877-665-1287.
32  |  Semi-Annual Report

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Highland Floating Rate Advantage Fund

Semi-Annual Report, February 28, 2009

HIGHLAND FUNDS

managed by Highland Capital Management, L.P.

P.O. Box 9840
Providence, RI 02940-8040

www.highlandfunds.com

HLC-ADV-SEMI-02/09

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The Highland Floating Rate Advantage Fund’s (the “Fund”) portfolio is managed by Brad Borud, Brad Means and Greg Stuecheli.
     Brad Borud. Mr. Borud is a Partner, Senior Trader and Chief Investment Officer—Retail Products at Highland. Prior to his current duties, Mr. Borud served as a Senior Trader and Co-Director of Portfolio Management for Highland from 2003 to 2008, as a Portfolio Manager and Team Leader from 2001 to 2003, as a Portfolio Manager from 1998 to 2001, and as a Portfolio Analyst from 1996 to 1998. As a Portfolio Manager, Mr. Borud covered a wide range of industries, including wireline telecommunications, wireless telecommunications, telecommunication equipment manufacturers, multi-channel video and media. Prior to joining Highland in November 1996, Mr. Borud worked as a Global Finance Analyst in the Corporate Finance Group at Nationsbank from 1995 to 1996 where he was involved in the originating, structuring, modeling and credit analysis of leveraged transactions for large corporate accounts in the Southwest region of the United States. In 1994, Mr. Borud served at Conseco Capital Management as an Analyst Intern in the Fixed Income Research Department, following the transportation and energy sectors. Mr. Borud has a BS in Business Finance from Indiana University.
     Brad Means. Mr. Means is a Senior Portfolio Manager at Highland. Prior to joining Highland in May 2004, Mr. Means was a Managing Director in FTI Consulting’s Corporate Finance group where he worked on corporate turnaround, restructuring and bankruptcy advisory engagements. From 1998 to 2001, he was a Director in PricewaterhouseCoopers LLP’s Chairman’s Office and focused on enterprise strategy, venture capital, business development and divestiture initiatives. Prior to his role in the Chairman’s Office, Mr. Means worked in the Strategic Change Consulting and the Assurance & Business Advisory groups of Price Waterhouse serving clients across a broad range of industries including Automotive, Energy, Financials and Industrials. He holds an MBA from the Stanford Graduate School of Business and a BSBA in Finance and Accounting from Creighton University. Mr. Means has earned the right to use the Chartered Financial Analyst designation.
     Greg Stuecheli. Mr. Stuecheli is a Senior Portfolio Manager at Highland. Prior to his current duties, Mr. Stuecheli was a Portfolio Manager for Highland covering distressed and special situation credit and equity investments. Prior to joining Highland in June 2002, Mr. Stuecheli served as an analyst for Gryphon Management Partners, LP from 2000 to 2002, where his primary responsibilities included researching long and short investment ideas. In 1999, Mr. Stuecheli was a Summer Associate at Hicks, Muse, Tate & Furst, and from 1995 to 1998, Mr. Stuecheli worked as a chemical engineer at Jacobs Engineering Group and Cytec Industries. Mr. Stuecheli received an MBA from Southern Methodist University and a BS in Chemical Engineering from Rensselaer Polytechnic Institute. He has earned the right to use the Chartered Financial Analyst designation.

(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest
Other Accounts Managed by Portfolio Manager(s) or Management Team Member
The following tables provide information about funds and accounts, other than the Fund, for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of March 31, 2009.
Brad Borud

	Total		Total Number of	Total Assets Managed
	Number of	Total Assets	Accounts Managed	with Performance-
	Accounts	Managed	with Performance-	Based Advisory Fee
Type of Accounts	Managed	(millions)	Based Advisory Fee	(millions)
Registered Investment Companies:	13	$2,054	2	$985

Other Pooled Investment Vehicles:	—	—	—	—

Other Accounts:	—	—	—	—

Brad Means

	Total		Total Number of	Total Assets Managed
	Number of	Total Assets	Accounts Managed	with Performance-
	Accounts	Managed	with Performance-	Based Advisory Fee
Type of Accounts	Managed	(millions)	Based Advisory Fee	(millions)
Registered Investment Companies:	3	$1,059	0	$0

Other Pooled Investment Vehicles:	—	—	—	—

Other Accounts:	—	—	—	—
Greg Stuecheli

	Total		Total Number of	Total Assets Managed
	Number of	Total Assets	Accounts Managed	with Performance-
	Accounts	Managed	with Performance-	Based Advisory Fee
Type of Accounts	Managed	(millions)	Based Advisory Fee	(millions)
Registered Investment Companies:	2	$676	1	$62

Other Pooled Investment Vehicles:	—	—	—	—

Other Accounts:	—	—	—	—
     Because each portfolio manager manages other accounts, including accounts that may pay higher fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the portfolio manager and potential conflicts in the allocation of investment opportunities between a Fund and the other accounts.
Conflicts of Interest.
     Highland and/or its general partner, limited partners, officers, affiliates and employees provide investment advice to other parties and manage other accounts and private investment vehicles similar to the Fund. In connection with such other investment management activities, the Adviser and/or its general partner, limited partners, officers, affiliates and employees may decide to invest the funds of one or more other accounts or recommend the investment of funds by other parties, rather than the Fund’s monies, in a particular security or strategy. In addition, the Adviser and such other persons will determine the allocation of funds from the Fund and such other accounts to investment strategies and techniques on whatever basis they consider appropriate or desirable in their sole and absolute discretion.
     The Adviser has built a professional working environment, a firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. The Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, the Adviser furnishes advisory services to numerous clients in addition to the Fund, and the Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts that are hedge funds or have performance or higher fees paid to the Adviser or in which portfolio managers have a personal interest in the receipt of such fees) that may be the same as or different from those made to the Fund. In addition, the Adviser, its affiliates and any of their partners, directors, officers, stockholders or employees may or may not have an interest in the securities whose purchase and sale the Adviser recommends to the Fund. Actions with respect to securities of the same kind may be the same as or different from the action that the Adviser, or any of its affiliates, or any of their partners, directors, officers, stockholders or employees or any member of their families may take with respect to the same securities. Moreover, the Adviser may refrain from rendering any advice or services concerning securities of companies of which any of the Adviser’s (or its affiliates’) partners, directors, officers or employees are directors or officers, or companies as to which the Adviser or any of its affiliates or partners, directors, officers and employees of any of them has any substantial economic interest or possesses material non-public information. In addition to its various policies and procedures designed to address these issues, the Adviser includes disclosure regarding these matters to its clients in both its Form ADV and investment advisory agreements.
     The Adviser, its affiliates or their partners, directors, officers and employees similarly serve or may serve other entities that operate in the same or related lines of business. Accordingly, these individuals may have obligations to investors in those entities or funds or to other clients, the fulfillment of which might not be in the best interests of the Fund. As a result, the Adviser will face conflicts in the allocation of investment opportunities to the Fund and other funds and clients. In order to enable such affiliates to fulfill their fiduciary duties to each of the clients for which they have responsibility, the Adviser will endeavor to allocate investment opportunities in a fair and equitable manner which may, subject to applicable regulatory constraints, involve pro rata co-investment by the Fund and such other clients or may involve a rotation of opportunities among the Fund and such other clients.
     While the Adviser does not believe there will be frequent conflicts of interest, if any, the Adviser and its affiliates have both subjective and objective procedures and policies in place designed to manage the potential conflicts of interest between the Adviser’s fiduciary obligations to the Fund and their similar fiduciary obligations to other clients so that, for example, investment opportunities are allocated in a fair and equitable manner among the Fund and such other clients. An investment opportunity that is suitable for multiple clients of the Adviser and its affiliates may not be capable of being shared among some or all of such clients due to the limited scale of the opportunity or other factors, including regulatory restrictions imposed by the 1940 Act. There can be no assurance that the Adviser’s or its affiliates’ efforts to allocate any particular investment opportunity fairly among all clients for whom such opportunity is appropriate will result in an allocation of all or part of such opportunity to the Fund. Not all conflicts of interest can be expected to be resolved in favor of the Fund.
(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members
     Highland’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors, including the pre-tax relative performance of a portfolio manager’s underlying account, the pre-tax combined performance of the portfolio managers’ underlying accounts, and the pre-tax relative performance of the portfolio managers’ underlying accounts measured against other employees. The principal components of compensation include a base salary, a discretionary bonus, various retirement benefits and one or more of the incentive compensation programs established by Highland, such as its “Short-Term Incentive Plan” and its “Long-Term Incentive Plan,” described below.
     Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with Highland, which may include the amount of assets supervised and other management roles within Highland. Base compensation is determined by taking into account current industry norms and market data to ensure that Highland pays a competitive base compensation.
     Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market, as well as participation in incentive plans, including one or more of the following:
Short-Term Incentive Plan. The purpose of this plan is to attract and retain the highest quality employees for positions of substantial responsibility, and to provide additional incentives to a select group of management or highly-compensated employees of Highland in order to promote the success of Highland.
Long Term Incentive Plan. The purpose of this plan is to create positive morale and teamwork, to attract and retain key talent and to encourage the achievement of common goals. This plan seeks to reward participating employees based on the increased value of Highland.
     Because each person’s compensation is based on his or her individual performance, Highland does not have a typical percentage split among base salary, bonus and other compensation. Senior portfolio managers who perform additional management functions may receive additional compensation in these other capacities. Compensation is structured such that key professionals benefit from remaining with Highland.
(a)(4) Disclosure of Securities Ownership
     The following table sets forth the dollar range of equity securities of the Fund beneficially owned by each portfolio manager as of February 28, 2009.

Dollar Range of Equity Securities
Name of Portfolio Manager	Beneficially Owned by Portfolio Manager
Brad Borud	None
Brad Means	None
Greg Stuecheli	None

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
None.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Highland Floating Rate Advantage Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty

R. Joseph Dougherty, Chief Executive Officer and President (principal executive officer)
Date 5/4/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty

R. Joseph Dougherty, Chief Executive Officer and President (principal executive officer)
Date 5/4/09

By (Signature and Title)*	/s/ M. Jason Blackburn

M. Jason Blackburn, Chief Financial Officer, Treasurer and Secretary (principal financial officer)
Date 5/4/09

*	Print the name and title of each signing officer under his or her signature.